UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-6502

Name of Fund:  MuniYield Florida Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Robert C. Doll, Jr., President, MuniYield Florida Fund, Inc., 800 Scudders Mill
     Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 10/31/05

Date of reporting period: 11/01/04 - 1/31/05

Item 1 - Schedule of Investments

MuniYield Florida Fund
Schedule of Investments as of January 31, 2005                                                               (in Thousands)
                      Face
                    Amount     Municipal Bonds                                                                        Value
Florida - 126.7%
                   $ 2,100     Alachua County, Florida, School Board, COP, 5.25% due 7/01/2029 (a)                 $  2,275

                     2,000     Beacon Tradeport Community Development District, Florida, Special Assessment
                               Revenue Refunding Bonds (Commercial Project), Series A, 5.625% due 5/01/2032 (g)       2,173

                     7,650     Brevard County, Florida, IDR (NUI Corporation Project), AMT, 6.40% due
                               10/01/2024 (a)                                                                         7,824

                     2,870     Broward County, Florida, Airport System Revenue Bonds, AMT, Series I, 5.75%
                               due 10/01/2018 (a)                                                                     3,237

                     1,000     Broward County, Florida, Educational Facilities Authority Revenue Bonds
                               (Nova Southeastern University), Series B, 5.625% due 4/01/2034                         1,045

                               Citrus County, Florida, Hospital Board Revenue Refunding Bonds
                               (Citrus Memorial Hospital):
                     2,460         6.25% due 8/15/2023                                                                2,626
                     2,850         6.375% due 8/15/2032                                                               3,021

                     3,160     Collier County, Florida, IDA, IDR, Refunding (Southern States Utilities),
                               AMT, 6.50% due 10/01/2025                                                             3,286

                     2,395     Duval County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds, AMT, 5.40%
                               due 10/01/2021 (d)(i)                                                                  2,516

                     1,960     Escambia County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds, AMT, 7% due
                               4/01/2028 (d)(i)                                                                       2,004

                     8,830     Escambia County, Florida, Health Facilities Authority, Health Facility Revenue
                               Bonds (Florida Health Care Facility Loan), 5.95% due 7/01/2020 (a)                    8,963

                       690     Florida Housing Finance Corporation, Homeowner Mortgage Revenue Refunding Bonds,
                               AMT, Series 4, 6.25% due 7/01/2022 (e)                                                  698

                               Florida Municipal Loan Council Revenue Bonds (b):
                     1,580         Series A-1, 5.125% due 7/01/2034                                                  1,670
                     4,250         Series B, 5.375% due 11/01/2030                                                   4,622

                     1,220     Florida State Board of Education, Capital Outlay, GO, Series A, 6% due 1/01/2014      1,395

                     1,000     Florida State Board of Education, Lottery Revenue Bonds, Series A, 6% due
                               7/01/2014 (c)                                                                         1,151

Portfolio Abbreviations

To simplify the listings of MuniYield Florida Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT        Alternative Minimum Tax (subject to)
COP        Certificates of Participation
DRIVERS    Derivative Inverse Tax-Exempt Receipts
EDA        Economic Development Authority
GO         General Obligation Bonds
HFA        Housing Finance Agency
IDA        Industrial Development
IDR        Industrial Development Revenue Bonds
S/F        Single-Family
VRDN       Variable Rate Demand Notes

MuniYield Florida Fund
Schedule of Investments as of January 31, 2005 (concluded)                                                   (in Thousands)
                      Face
                    Amount     Municipal Bonds                                                                        Value
Florida             $1,000     Florida State Governmental Utility Authority, Utility Revenue Bonds
(concluded)                    (Lehigh Utility System), 5.125% due 10/01/2033 (a)                                 $  1,057

                     1,075     Gainesville, Florida, Utilities System Revenue Bonds, Series A, 5.25% due
                               10/01/2022                                                                            1,192

                     5,900     Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                               (Adventist Health System), Series A, 6% due 11/15/2031                                6,406

                     5,000     Hillsborough County, Florida, Court Facilities Revenue Bonds, 5.40% due
                               5/01/2030 (a)                                                                         5,351

                               Hillsborough County, Florida, IDA, Exempt Facilities Revenue Bonds
                               (National Gypsum), AMT:
                     2,500         Series A, 7.125% due 4/01/2030                                                    2,760
                     3,750         Series B, 7.125% due 4/01/2030                                                    4,139

                     1,000     Hillsborough County, Florida, IDA, Hospital Revenue Bonds (H. Lee Moffitt
                               Cancer Center Project), Series C, 5.50% due 7/01/2032                                 1,032

                     1,710     Hillsborough County, Florida, IDA, Hospital Revenue Refunding Bonds (Tampa
                               General Hospital Project), Series A, 5.25% due 10/01/2024                             1,753

                     4,000     Hillsborough County, Florida, School District, Sales Tax Revenue Refunding
                               Bonds, 5.375% due 10/01/2020 (a)                                                      4,470

                     8,240     Jacksonville Electric Authority, Florida, Electric System Revenue Bonds,
                               Series 3-A, 5.375% due 10/01/2007 (f)(l)                                              8,718

                    14,800     Jacksonville Electric Authority, Florida, Water and Sewer System Revenue Bonds,
                               Series C, 5.25% due 10/01/2037 (b)                                                   15,307

                     1,000     Jacksonville, Florida, Economic Development Commission, Health Care Facilities
                               Revenue Bonds (Mayo Clinic-Jacksonville), Series A, 5.50% due 11/15/2036 (b)          1,108

                       200     Jacksonville, Florida, Electric Authority Revenue Bonds (Electric System), VRDN,
                               Series B, 1.84% due 10/01/2030 (m)                                                      200

                     1,500     Jacksonville, Florida, Excise Taxes Revenue Bonds, Series B, 5.125% due
                               10/01/2032 (c)                                                                        1,577

                     2,315     Jacksonville, Florida, Guaranteed Entitlement Revenue Refunding and Improvement
                               Bonds, 5.25% due 10/01/2032 (c)                                                       2,481

                     3,500     Lakeland, Florida, Hospital System Revenue Bonds (Lakeland Regional Health System),
                               Series A, 5.50% due 11/15/2026 (b)                                                    3,837

                               Lee County, Florida, Capital Revenue Bonds (a):
                     2,075         5.25% due 10/01/2023                                                              2,283
                     2,180         5.25% due 10/01/2024                                                              2,392

                        95     Lee County, Florida, HFA, S/F Mortgage Revenue Bonds (Multi-County Program),
                               AMT, Series A-1, 7.125% due 3/01/2028 (d)(i)                                             95

                       230     Leon County, Florida, HFA, S/F Mortgage Revenue Bonds (Multi-County Program),
                               AMT, Series B, 7.30% due 1/01/2028 (d)(j)                                               234

                       355     Manatee County, Florida, HFA, S/F Mortgage Revenue Bonds, AMT, Sub-Series 2,
                               7.75% due 5/01/2026 (d)(j)                                                              358

                       390     Manatee County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds, AMT,
                               Sub-Series 1, 6.25% due 11/01/2028 (d)                                                  394

                               Martin County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                               (Martin Memorial Medical Center), Series A:
                     1,350         5.75% due 11/15/2022                                                              1,408
                     3,535         5.875% due 11/15/2032                                                             3,651

                     3,000     Miami Beach, Florida, Water and Sewer Revenue Bonds, 5.75% due 9/01/2025 (a)          3,379

                               Miami-Dade County, Florida, Aviation Revenue Bonds:
                     2,625         AMT, Series A, 5% due 10/01/2033 (e)                                              2,680
                     4,300         (Miami International Airport), AMT, Series A, 6% due 10/01/2029 (c)               4,839
                     1,520         (Miami International Airport), AMT, Series A, 5% due 10/01/2030 (c)               1,561
                     6,245         (Miami International Airport), Series B, 5% due 10/01/2037 (c)                    6,510

                     1,750     Miami-Dade County, Florida, Educational Facilities Authority Revenue Bonds
                               (University of Miami), Series A, 5.75% due 4/01/2029 (a)                              1,957

                     8,000     Miami-Dade County, Florida, Expressway Authority, Toll System Revenue Bonds,
                               DRIVERS, Series 160, 10.59% due 7/01/2010 (c)(f)(k)                                  10,747

                       655     Miami-Dade County, Florida, HFA, Home Ownership Mortgage Revenue Refunding Bonds,
                               AMT, Series A-1, 6.30% due 10/01/2020 (d)(i)                                            686

                     3,300     Miami-Dade County, Florida, Health Facilities Authority, Hospital Revenue
                               Refunding Bonds, DRIVERS, Series 208, 9.10% due 8/15/2017 (a)(k)                      4,105

                     3,200     Miami-Dade County, Florida, School Board COP, Series A, 5.50% due
                               10/01/2009 (e)(f)                                                                     3,577

                               Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds:
                     1,750         (Adventist Health System), 6.25% due 11/15/2024                                   1,943
                     5,140         (Orlando Regional Healthcare), 6% due 12/01/2028                                  5,602

                    10,500     Orange County, Florida, School Board, COP, Series A, 5.25% due 8/01/2023 (b)         11,438

                     8,615     Orange County, Florida, Tourist Development, Tax Revenue Bonds, 5.50% due
                               10/01/2032 (a)                                                                        9,532

                               Orlando and Orange County, Florida, Expressway Authority Revenue Bonds,
                               Series B (a):
                     1,000         5% due 7/01/2030                                                                  1,046
                     7,335         5% due 7/01/2035                                                                  7,652

                     1,000     Orlando, Florida, Utilities Commission, Water and Electric Revenue Refunding
                               Bonds, Series C, 5.25% due 10/01/2023                                                 1,106

                     1,955     Osceola County, Florida, School Board, COP, Series A, 5.25% due 6/01/2027 (a)         2,112

                     1,760     Osceola County, Florida, Tourist Development Tax Revenue Bonds, Series A, 5.50%
                               due 10/01/2027 (c)                                                                     1,965

                     3,390     Palm Beach County, Florida, Criminal Justice Facilities Revenue Bonds, 7.20%
                               due 6/01/2015 (c)                                                                      4,443

                       190     Palm Beach County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds, AMT,
                               Series A, 6.80% due 10/01/2027 (d)(i)                                                   194

                     1,260     Palm Beach County, Florida, Public Improvement Revenue Bonds (Convention
                               Center Project), 5.625% due 11/01/2011 (c)(f)                                         1,451

                     6,000     Palm Beach County, Florida, School Board COP, Series A, 6.25% due
                               8/01/2010 (c)(f)                                                                      7,050

                               Pinellas County, Florida, HFA, S/F Housing Revenue Refunding Bonds
                               (Multi-County Program), Series A-1 (d)(i):
                       720         6.30% due 9/01/2020                                                                 722
                     1,105         6.35% due 9/01/2025                                                               1,108

                     3,000     Pinellas County, Florida, Health Facilities Authority Revenue Bonds (BayCare
                               Health System Inc.), 5.75% due 11/15/2029                                             3,225

                     4,385     Polk County, Florida, School Board COP, Master Lease, Series A, 5.50% due
                               1/01/2025 (e)                                                                         4,897

                     1,200     Port Everglades Authority, Florida, Port Revenue Bonds, 7.125% due 11/01/2016 (h)     1,494

                     1,215     Port St. Lucie, Florida, Utility Revenue Bonds, 5.25% due 9/01/2025 (b)               1,336

                               Saint Johns County, Florida, Sales Tax Revenue Bonds, GO (a):
                     1,200         Series A, 5.25% due 10/01/2034                                                    1,298
                     1,015         Series B, 5.25% due 10/01/2032                                                    1,098

                     3,800     Sarasota County, Florida, Public Hospital Board, Hospital Revenue Bonds
                               (Sarasota Memorial Hospital), VRDN, Series A, 1.85% due 7/01/2037 (a)(m)              3,800

                     4,250     South Broward, Florida, Hospital District Revenue Bonds, DRIVERS, Series 337,
                               9.105% due 5/01/2032 (b)(k)                                                           5,100

                               South Lake County, Florida, Hospital District Revenue Bonds (South Lake
                               Hospital Inc.):
                     1,000         5.80% due 10/01/2034                                                              1,040
                     1,150         6.375% due 10/01/2034                                                             1,197

                     5,000     Tampa Bay, Florida, Water Utility System Revenue Bonds, 5.75% due
                               10/01/2011 (c)(f)                                                                     5,789

                     2,035     University of Central Florida (UCF) Athletics Association Inc., COP, Series A,
                               5.25% due 10/01/2034 (c)                                                               2,193

                               Village Center Community Development District, Florida, Recreational Revenue
                               Bonds, Series A (b):
                     1,995         5.375% due 11/01/2034                                                             2,187
                     1,000         5.125% due 11/01/2036                                                             1,061

                     5,040     Village Center Community Development District, Florida, Utility Revenue Bonds,
                               5.125% due 10/01/2028 (b)                                                             5,366

                     5,000     Volusia County, Florida, School Board, COP (Master Lease Program), 5.50% due
                               8/01/2024 (e)                                                                         5,532

Nevada - 3.8%
                     5,165     Clark County, Nevada, Bond Bank, GO, 5% due 6/01/2032 (b)                             5,351

                     2,505     Clark County, Nevada, IDR (Southwest Gas Corporation Project), Refunding, AMT,
                               Series B, 5% due 12/01/2033 (c)                                                       2,558

New Jersey - 3.4%

                               New Jersey EDA, Cigarette Tax Revenue Bonds:
                     3,500         5.50% due 6/15/2024                                                               3,668
                     1,735         5.75% due 6/15/2029                                                               1,842
                       505         5.50% due 6/15/2031                                                                 525

                     1,000     Tobacco Settlement Financing Corporation of New Jersey Revenue Bonds, 7% due
                               6/01/2041                                                                             1,034

Puerto Rico - 9.8%

                     3,145     Children's Trust Fund Project of Puerto Rico, Tobacco Settlement Revenue
                               Refunding Bonds, 5.375% due 5/15/2033                                                 3,067

                     8,000     Puerto Rico Commonwealth, Highway and Transportation Authority, Transportation
                               Revenue Refunding Bonds, Series D, 5.75% due 7/01/2041                                9,073


                     2,000     Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding
                               Bonds, Series I, 5% due 7/01/2036                                                     2,069

                               Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds,
                               Series E:
                     1,715         5.70% due 2/01/2010 (f)                                                           4,304
                     4,025         5.50% due 8/01/2029                                                               1,927

                               Total Municipal Bonds (Cost - $279,308) - 143.7%                                    300,145

                               Total Investments (Cost - $279,308*) - 143.7%                                       300,145
                               Other Assets Less Liabilities - 1.8%                                                  3,792
                               Preferred Shares, at Redemption Value - (45.5%)                                     (95,000)
                                                                                                                  ---------
                               Net Assets Applicable to Common Shares - 100.0%                                   $ 208,937
                                                                                                                  =========

*The cost and unrealized appreciation (depreciation) of investments as of January 31, 2005, as computed for federal income tax purposes, were as follows:

                                                  (in Thousands)

Aggregate cost                                        $ 279,330
                                                      =========
Gross unrealized appreciation                         $  21,296
Gross unrealized depreciation                             (481)
                                                      ---------
Net unrealized appreciation                           $  20,815
                                                      =========

(a)AMBAC Insured.

(b)MBIA Insured.

(c)FGIC Insured.

(d)GNMA Collateralized.

(e)FSA Insured.

(f)Prerefunded.

(g)Radian Insured.

(h)Escrowed to maturity.

(i)FNMA Collateralized.

(j)FHLMC Collateralized.

(k)The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(l) XL Capital Insured.

(m)Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security.
The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

Forward interest rate swaps outstanding as of January 31, 2005 were as follows:

                                                     (in Thousands)

                                            Notional    Unrealized
                                              Amount   Depreciation
Receive a variable rate equal to
7-Day Bond Market Association
Municipal Swap Index Rate and
pay a fixed rate of 3.675%

Broker, JPMorgan Chase Bank
Expires February 2015                        $23,300        $ (349)

Receive a variable rate equal to
7-Day Bond Market Association
Municipal Swap Index Rate and
pay a fixed rate of 3.682%

Broker, JPMorgan Chase Bank
Expires April 2015                           $11,400          (144)
                                                            -------
Total                                                       $ (493)
                                                            =======


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


MuniYield Florida Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       Robert C. Doll, Jr.,
       President
       MuniYield Florida Fund, Inc.


Date: March 21, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       Robert C. Doll, Jr.,
       President
       MuniYield Florida Fund, Inc.


Date: March 21, 2005


By:    /s/ Donald C. Burke
       Donald C. Burke,
       Chief Financial Officer
       MuniYield Florida Fund, Inc.


Date: March 21, 2005